Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	24,032	4,325
Investment in associate	17,476	17,083
Deposits	1,161	1,158
Total non-current assets	46,164	26,061
Current assets
Trade receivables	4	6
Other receivables	6,863	1,775
Prepayments	11,282	12,415
Income taxes receivable	962	849
Cash and cash equivalents	696,664	277,862
Total current assets	715,775	292,907
Total assets	761,939	318,968
Equity
Share capital	6,301	5,659
Distributable equity	710,360	274,391
Total equity	716,661	280,050
Non-currentliabilities
Lease liabilities	13,213
Total non-current liabilities	13,213
Current liabilities
Lease liabilities	4,271
Contract liabilities	3,073	6,902
Trade payables	19,237	19,740
Other payables	5,445	12,267
Income taxes payable	39	9
Total current liabilities	32,065	38,918
Total liabilities	45,278	38,918
Total equity and liabilities	€ 761,939	€ 318,968